Lord Abbett

U.S. Government Securities
Money Market Fund

Semi-annual Report For the Six Months Ended December 31, 1999

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A fund  designed to help you with your current  income  needs and preserve  your capital

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Visit our Web Site and get: up to date  statistics and other useful  information at www.lordabbett.com

Report to Shareholders
For the Six Months Ended December 31, 1999

[PHOTO]

Robert S. Dow
Chairman

January 15, 2000

"In 2000, we expect money market rates to continue to track the overall level of interest rates, and anticipate they will rise in response to any rate increases by the Fed."

[GRAPHIC OMITTED]

Lord, Abbett & Co. is proud to announce we have received a DALBAR award for providing consistently good service to shareholders, the 1999 Key Honor Award for Mutual Fund Service. DALBAR, Inc., an independent research firm and evaluator of mutual fund service, presents the awards to financial services firms that provide consistently solid service to clients.

     Lord Abbett U.S. Government Securities Money Market Fund completed the first half of its fiscal year on December 31, 1999 with net assets of $244 million and a seven-day current yield of 4.91%.* The following chart provides an overview of class-specific data for this six-month period.

                                                Six Months Ended 12/31/1999

                                           Class A     Class B     Class C
--------------------------------------------------------------------------------

     Net asset value                        $1.00        $1.00      $1.00

     Dividends                              $0.023       $0.019     $0.023

     Average annual total return**          +2.3%       +1.9%       +2.3%

     After three increases in the Federal Funds rate during 1999, the Federal Reserve Board (the "Fed") ended the year by leaving interest rates unchanged to help ensure a smooth transition into 2000. However, comments from the Fed indicated that it remained concerned that the rapidly growing economy would result in inflation, suggesting that further interest rate increases would be likely in 2000.

     In order to provide current income with minimal credit risk, we continued to invest in obligations issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities.*** These securities generally provide substantial protection against credit risks.

     During the period, the Fund maintained an average maturity of approximately 30 days, while concentrating on those money market securities that we anticipated would provide the highest incremental yield. As the year ended, we retained more highly liquid short-term securities than usual in our reserves, in order to lessen the potential impact of any Y2K issues. In 2000, we expect money market rates to continue to track the overall level of interest rates, and anticipate they will rise in response to any rate increases by the Fed.

     Finally, thank you for investing with us. We value the trust you have placed in us and wish you the very best in this new millennium.

     * The Fund's Class A current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the total return quotations. Past performance is not indicative of future results.

     ** Average annual total return, which is not annualized, is the percent change in net asset value, assuming the reinvestment of all distributions. Returns do not reflect the deduction of the applicable contingent deferred sales charges that apply to Class B shares when held for less than six years.

     *** Unlike U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

     Note: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.

                    Statement of Net Assets (unaudited)
                    December 31, 1999


                                                                                                          Principal
                                                                                                             Amount
                         Investments                                                         Rating            (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities 100.74%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government     Federal Farm Credit Bank
Agency Obligations  5.59% due 1/18/2000                                                          A1+        $ 3,378    $  3,369,041
100.74%             5.56% due 2/17/2000                                                          A1+          6,300       6,254,035

                    Total                                                                                                 9,623,076
-----------------------------------------------------------------------------------------------------------------------============
                    Federal Home Loan Bank
                    1.50% due 1/3/2000                                                           A1+          4,692       4,691,609
                    5.48% due 1/7/2000                                                           A1+         10,000       9,990,844
                    5.54% due 1/12/2000                                                          A1+          5,000       4,991,431
                    5.71% due 1/14/2000                                                          A1+          8,000       7,983,465
                    5.84% due 1/19/2000                                                          A1+         10,000       9,970,753
                    5.62% due 3/22/2000                                                          A1+          5,000       4,936,765

                    Total                                                                                                42,564,867
-----------------------------------------------------------------------------------------------------------------------============
                    Federal Home Loan Mortgage Corporation
                    5.48% due 1/10/2000                                                          A1+          5,000       4,993,027
                    5.60% due 1/10/2000                                                          A1+          2,920       2,915,898
                    5.75% due 1/10/2000                                                          A1+            300         299,568
                    5.59% due 1/11/2000                                                          A1+          5,000       4,992,207
                    5.75% due 1/11/2000                                                          A1+            726         724,839
                    5.51% due 1/12/2000                                                          A1+          1,504       1,501,452
                    5.56% due 1/12/2000                                                          A1+         10,000       9,982,924
                    5.60% due 1/12/2000                                                          A1+          4,500       4,492,274
                    5.50% due 1/13/2000                                                          A1+          5,000       4,990,769
                    5.53% due 1/19/2000                                                          A1+          5,000       4,985,913
                    5.54% due 1/20/2000                                                          A1+          5,000       4,985,103
                    5.48% due 1/26/2000                                                          A1+          5,000       4,980,702
                    5.52% due 1/28/2000                                                          A1+          5,000       4,979,159
                    5.52% due 2/1/2000                                                           A1+          5,000       4,975,788
                    5.74% due 2/1/2000                                                           A1+         10,000       9,950,485
                    5.05% due 2/1/2000                                                           A1+         20,000      19,913,003
                    5.515% due 2/2/2000                                                          A1+          5,000       4,975,049
                    5.75% due 2/17/2000                                                          A1+          5,000       4,962,369
                    5.83% due 3/2/2000                                                           A1+          5,000       4,950,535

                    Total                                                                                               104,551,064
-----------------------------------------------------------------------------------------------------------------------============
                    Federal National Mortgage Association
                    5.59% due 1/18/2000                                                          A1+          5,000       4,986,625
                    5.80% due 1/18/2000                                                          A1+          5,000       4,986,281
                    5.48% due 1/21/2000                                                          A1+          5,000       4,984,562
                    5.51% due 1/25/2000                                                          A1+          5,000       4,981,506
                    5.53% due 2/4/2000                                                           A1+          5,000       4,973,639
                    5.83% due 2/4/2000                                                           A1+         10,000       9,944,850
                    5.80% due 2/8/2000                                                           A1+          5,000       4,969,344
                    5.49% due 2/9/2000                                                           A1+          5,000       4,970,002
                    5.50% due 2/14/2000                                                          A1+          5,000       4,965,793
                    5.62% due 2/24/2000                                                          A1+          5,000       4,957,652
                    5.55% due 2/24/2000                                                          A1+         15,000      14,875,106
                    5.76% due 3/9/2000                                                           A1+         10,000       9,891,008
                    5.73% due 4/3/2000                                                           A1+         10,000       9,851,904

                    Total                                                                                                89,338,272
-----------------------------------------------------------------------------------------------------------------------============
                    Total U.S. Government Agency Obligations*                                                           246,077,279
===================================================================================================================================
Other Assets, Less Liabilities (0.74%)                                                                                   (1,812,258)
===================================================================================================================================
Net Assets 100.00%  (Equivalent to $1.00 a share on 228,341,062 Class A shares, 10,920,506 Class B shares and 5,003,453 Class C shares of $.001 par value capital stock outstanding;
authorized, 700,000,000 Class A shares, 100,000,000 Class B shares and
200,000,000 Class C shares)                                                                                            $244,265,021
===================================================================================================================================

                   *Cost for federal income tax purposes is $246,077,279. Average maturity of investments: 33 days.
                    See Notes to Financial Statements.


              Statement of Operations (unaudited)


Investment Income                                                                    For Six Months Ended December 31, 1999
---------------------------------------------------------------------------------------------------------------------------
Income        Interest                                                                                        $   6,200,363
---------------------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                                    $    562,088
              12b-1 distribution plan-Class B                                                         41,608
              Shareholder servicing                                                                  258,880
              Registration                                                                            30,246
              Professional                                                                            20,205
              Reports to shareholders                                                                 15,300
              Directors' fees                                                                          2,596
              Other                                                                                    1,210
              Total expenses                                                                                        932,133
---------------------------------------------------------------------------------------------------------------------------
              Net investment income                                                                           $   5,268,230
===========================================================================================================================


              See Notes to Financial Statements.


              Statements of Changes in Net Assets
                                                                                            Six Months Ended
Increase in Net Assets                                                                     December 31, 1999     Year Ended
                                                                                                 (unaudited)  June 30, 1999
---------------------------------------------------------------------------------------------------------------------------
Operations    Net investment income (declared as dividends to shareholders)
              Class A                                                                          $   4,953,010  $   7,538,290
              Class B                                                                                208,810        258,502
              Class C                                                                                106,410        164,760
              Total                                                                                5,268,230      7,961,552
---------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of shares are the same)
---------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold:
              Class A                                                                            291,408,400    510,782,049
              Class B                                                                              9,586,589     25,887,755
              Class C                                                                              6,860,798     42,179,622
              Total                                                                              307,855,787    578,849,426
---------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment of dividends:
              Class A                                                                              4,273,538      6,951,998
              Class B                                                                                173,220        205,821
              Class C                                                                                 79,648        129,445
              Total                                                                                4,526,406      7,287,264
---------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired:
              Class A                                                                           (251,940,715)  (495,764,765)
              Class B                                                                            (10,027,831)   (16,627,593)
              Class C                                                                             (7,129,645)   (37,891,791)
              Total                                                                             (269,098,191)  (550,284,149)
---------------------------------------------------------------------------------------------------------------------------
              Increase in net assets                                                              43,284,002     35,852,541
---------------------------------------------------------------------------------------------------------------------------
Net Assets
              Beginning of period                                                                200,981,019    165,128,478
---------------------------------------------------------------------------------------------------------------------------
              End of period                                                                    $ 244,265,021  $ 200,981,019
===========================================================================================================================

              See Notes to Financial Statements.

Financial Highlights


                                                                              Class A                                    Class B
-----------------------------------------------------------------------------------------------------------------------------------

                              Six                                                             Six
                           Months                                                          Months
                            Ended                                                Year       Ended                Year    8/1/96(a)
Per Share Operating      12/31/99                                               Ended    12/31/99               Ended        to
Performance:          (unaudited)     1999       1998      1997       1996    6/30/95 (unaudited)      1999   6/30/98   6/30/97
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period       $ 1.00    $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00     $  1.00   $  1.00   $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment
operations
Net investment income       0.023     0.043      0.047     0.046      0.048      0.046       0.019     0.036     0.039      0.024
------------------------------------------------------------------------------------------------------------------------------------
Distributions
Dividends from
net investment income      (0.023)   (0.043)    (0.047)   (0.046)    (0.048)    (0.046)     (0.019)   (0.036)   (0.039)    (0.024)
Net asset value,
end of period             $ 1.00    $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00     $  1.00$     1.00   $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return(c)             2.30%(b)  4.36%      4.79%     4.66%      4.85%      4.65%       1.91%(b)  3.76%     4.01%      2.39%(b)
====================================================================================================================================
Ratios/Supplemental Data:
====================================================================================================================================
Net assets, end of
period (000)             $228,341  $184,600   $162,631  $143,197   $152,531   $140,642     $10,921   $11,188  $  1,760   $    244
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses                    0.38%(b)  0.76%      0.83%     0.84%      0.81%      0.86%       0.76%(b)  1.52%     1.59%      0.99%(b)
Net investment income       2.28%(b)  4.31%      4.68%     4.57%      4.75%      4.54%       1.90%(b)  3.52%     3.96%      2.38%(b)
====================================================================================================================================



                                                       Class C
-------------------------------------------------------------------

                            Six
                         Months
                          Ended                 Year   7/15/96(a)
Per Share Operating    12/31/99                Ended        to
Performance:          (unaudited)    1999     6/30/98   6/30/97
-------------------------------------------------------------------
Net asset value,
beginning of period      $  1.00   $  1.00    $  1.00   $  1.00
-------------------------------------------------------------------
Income from investment
operations
Net investment income       0.023     0.043      0.047     0.044
-------------------------------------------------------------------
Distributions
Dividends from
net investment income      (0.023)   (0.043)    (0.047)   (0.044)
Net asset value,
end of period            $  1.00   $  1.00 $     1.00$     1.00
-------------------------------------------------------------------
Total Return(c)             2.30%(b)  4.36%      4.79%     4.47%(b)
-------------------------------------------------------------------
Ratios/Supplemental Data:
-------------------------------------------------------------------
Net assets, end of
period (000)             $  5,003  $  5,193   $    738    $  791
-------------------------------------------------------------------
Ratios to Average Net Assets
-------------------------------------------------------------------
Expenses                    0.38%(b)  0.76%      0.84%     0.81%(b)
Net investment income       2.28%(b)  4.27%      4.73%     4.39%(b)
-------------------------------------------------------------------

(a)  Commencement of offering Class B and Class C shares, respectively.

(b)  Not annualized.

(c) Total return assumes reinvestment of all distributions. See Notes to Financial Statements.


Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Lord Abbett U.S. Government Securities Money Market Fund (the "Company") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) The Company values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount are valued by amortizing the difference between the original purchase price and maturity value of the issue over a period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis.

(d) Dividends from net investment income are declared each business day and paid monthly. Net investment income (other than distribution and service fees) is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(e)  Income   distributions   are  determined  in  accordance  with  income  tax
regulations, which may differ from methods used to determine the cor responding income amounts in accordance with generally accepted accounting principles.


2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett"), pursuant to which Lord Abbett supplies the Company with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Company. The management fee is based on average daily net assets at the following annual rates: 0.50% on the first $250 million, 0.45% on the next $250 million and 0.40% on the excess over $500 million.

The Company has Rule 12b-1 plans and agreements (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC, an affiliate of Lord Abbett, which provides for payments of 0.15% of the average daily net asset value of Class A shares, 0.75% of the average daily net asset value of Class B shares and 0.25% of the average daily net asset value of Class C shares sold, and, at each quarter-end after the first anniversary of the sale of such shares, 0.25% of the average daily net asset value of such shares outstanding. The Company is currently not making payments under the Class A and Class C Plans.

Certain of the Company`s officers and directors have an interest in Lord Abbett.


3. Directors` Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees payable at December 31, 1999, under a deferred compensation plan, were approximately $127,892.

                           Investing in the
         Lord Abbett
                       Family of Funds


 GROWTH
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    INCOME
---------------------------------------------------------------------------------------------------------------------------
 Aggressive       Growth Funds      Growth &         Balanced Fund  Income Funds         Tax-Free        Money
 Growth Fund                        Income Funds                                         Income Funds    Market Fund

 Growth           Large-Cap         Research Fund -  Balanced       World Bond-           National       U. S. Government
 Opportunities    Growth Fund       Large-Cap        Series**       Debenture Series      California     Securities Money
 Fund             Research Fund-    Series                          Global Fund -         Connecticut    Market Fund +++
                  Small-Cap Value   Growth &                        Income Series         Florida
                  Series            Income Series                   High Yield Fund       Georgia
                  Alpha Series*     Affiliated Fund                 Bond-Debenture        Hawaii
 Developing       International                                     Fund                  Michigan
 Growth Fund      Series                                            Limited Duration      Minnesota
 Lord Abbett      Mid-Cap                                           U. S. Government      Missouri
 Developing       Value Fund                                        Securities Series+    New Jersey
 Growth Fund      Global Fund-                                      U. S. Government)     New York
 is closed to     Equity Series                                     Securities Series+    Pennsylvania
 new investors                                                                            Texas
                                                                                          Washington



Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and under stand your investment objectives and, ultimately, offering fund recom mendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for the fund(s) covered by this report.

For more complete information about any Lord Abbett fund, in cluding risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

The Lord Abbett Family of Funds lets you access more than 30 portfolios designed to meet a variety of investment needs.

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.


You may reallocate assets among our funds at any time. Speak with your investment professional to help you customize your investment plan.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder
Service Line: 800-865-7582
Visit Our Web Site:
www.lordabbett.com

** Lord Abbett Securities Trust - Alpha Series is a fund of funds investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund - Small-Cap Value Series and Lord Abbett Securities Trust - International Series.

** Lord Abbett Balanced Series is a fund of funds investing in shares of certain other Lord Abbett funds.

+ An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

++ An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain and has maintained its stable $1.00 price per share.


[LOGO]

Lord Abbett mutual fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street o Jersey City, New Jersey 07302-3973


LAMM-3-1299
(3/00)